REVENUE	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
REVENUE [Text Block]

16. REVENUE

	Year Ended
	December 31,	December 31,
	2020	2019

Silver Sales (1)	$74,733	$66,054
Gold Sales (1)	65,554	55,670
Less: smelting and refining costs	(1,826)	(4,303)
Revenue	$138,461	$117,421

(1) Changes in fair value from provisional pricing in the period are included in silver and gold sales.

	Year Ended
	December 31,	December 31,
Revenue by product	2020	2019

Concentrate sales	$54,264	$71,916
Provisional pricing adjustments	1,238	806
Total revenue from concentrate sales	55,502	72,722
Refined metal sales	82,959	44,699
Total revenue	$138,461	$117,421

Provisional pricing adjustments on sales of concentrate consist of provisional and final pricing adjustments made prior to the finalization of the sales contract.  The Company's sales contracts are provisionally priced with provisional pricing periods lasting typically one to three months with provisional pricing adjustments recorded to revenue as market prices vary.  As at December 31, 2020, a 10% change to the underlying metals prices would result in a change in revenue and accounts receivable of $716 (December 31, 2019 - $1,081) based on the total quantities of metals in sales contracts for which the provisional pricing periods were not yet closed.